Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net sales	$ 16,414,466	$ 16,090,744	$ 8,735,435
Cost of sales	(12,487,282)	(9,895,070)	(7,099,923)
Gross profit	3,927,184	6,195,674	1,635,512
Selling, general and administrative expenses	(1,143,646)	(950,124)	(762,882)
Other operating (expense) income, net	(84,019)	25,586	206,843
Operating income	2,699,519	5,271,136	1,079,473
Finance expense	(46,737)	(26,997)	(46,644)
Finance income	75,145	62,912	49,421
Other financial (expenses) income, net	(98,541)	56,547	19,554
Equity in earnings of non-consolidated companies	37,114	400,732	57,555
Profit before income tax expense	2,666,500	5,764,330	1,159,359
Income tax expense	(573,728)	(1,397,139)	(291,488)
Profit for the year	2,092,772	4,367,191	867,871
Attributable to:
Owners of the parent	1,767,516	3,825,068	778,468
Non-controlling interest	$ 325,256	$ 542,123	$ 89,403
Weighted average number of shares outstanding (in shares)	1,963,076,776	1,963,076,776	1,963,076,776
Basic earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 900	$ 1.95	$ 0.40
Diluted earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 900	$ 1.95	$ 0.40